Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,005,555
Proposed Maximum Offering Price per Unit	2.02
Maximum Aggregate Offering Price	$ 2,031,221.10
Fee Rate	0.01531%
Amount of Registration Fee	$ 310.98
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities.

Calculated pursuant to Rule 457(h) of the Securities Act, solely for purpose of computing the amount of the registration fee, based on a per share price of $2.02, the average of the high any low prices of the registrant’s common stock quoted on the Nasdaq Capital Market on September 5, 2025, which date is a date within five business days of the filing of this registration statement.